EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Schedule of Investments in Joint Ventures
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

	Proportion of ownership interests		Carrying value
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Joint Ventures(1)	15% - 60%	15% - 65%	$21,852	$20,325
Associates	19% - 47%	21% - 47%	994	919
Total			$22,846	$21,244
(1)In the second quarter of 2026, the partnership, in an opportunistic real estate fund, acquired a 50% joint venture interest in a self-storage platform across Australia and New Zealand (“ANZ Storage”) for A$1,530 million ($1,097 million).
Schedule of Interests in Associates
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

	Proportion of ownership interests		Carrying value
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Joint Ventures(1)	15% - 60%	15% - 65%	$21,852	$20,325
Associates	19% - 47%	21% - 47%	994	919
Total			$22,846	$21,244
(1)In the second quarter of 2026, the partnership, in an opportunistic real estate fund, acquired a 50% joint venture interest in a self-storage platform across Australia and New Zealand (“ANZ Storage”) for A$1,530 million ($1,097 million).
Schedule of Change in Equity Investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2026 and December 31, 2025:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Equity accounted investments, beginning of period	$21,244	$19,547
Additions(1)	1,540	848
Disposals and return of capital distributions	(69)	(300)
Share of net earnings from equity accounted investments	610	882
Distributions received	(279)	(268)
Foreign currency translation	(102)	257
Deconsolidation of India REIT(2)	—	365
Reclassification of Opportunistic Fund Investments to assets held for sale(3)	(82)	—
Reclassification to assets held for sale	—	(143)
Other comprehensive (loss) income and other	(16)	56
Equity accounted investments, end of period	$22,846	$21,244
(1)Includes the acquisition of ANZ Storage.
(2)Includes the net impact of recognizing the partnership’s retained interest in India REIT under the equity method, partially offset by the deconsolidation of its joint venture assets. See Note 4, Investment Properties, for further information on the Deconsolidation of India REIT.
(3)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.

Schedule of Equity Accounted Investments
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2026			Dec. 31, 2025
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Office(1)	Discounted cash flow	7.4%	5.1%	10	7.5%	5.1%	10
Retail(2)	Discounted cash flow	6.5%	4.9%	10	6.6%	5.0%	10
LP Investments(3)(4)	Discounted cash flow	10.0%	7.1%	10	10.8%	7.2%	7
(1)Included in the partnership’s total Office portfolio are 16 Super Core office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7% (December 31, 2025 - 6.8%).
(2)Included in the partnership's total Retail portfolio are 18 Super Core retail centers with a weighted-average discount rate of 6.2% (December 31, 2025 - 6.2%).
(3)The valuation method used to value multifamily investments is the direct capitalization method. At June 30, 2026, the overall implied capitalization rate used for properties using the direct capitalization method was 5.1% (December 31, 2025 - 5.2%). The terminal capitalization rate and investment horizon are not applicable.
(4)Excludes equity accounted investments reclassified to held for sale during the period. See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to assets held for sale.

Schedule of Financial Information of Joint Ventures
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets	$99,127	$92,514
Current assets	4,824	3,392
Total assets	103,951	95,906
Non-current liabilities	37,227	30,731
Current liabilities	6,040	8,042
Total liabilities	43,267	38,773
Net assets	60,684	57,133
Partnership’s share of net assets	$22,846	$21,244

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Revenue	$1,773	$1,396	$3,241	$2,726
Expenses	1,629	1,204	2,852	2,333
Income from equity accounted investments(1)	306	171	397	242
Income before fair value gains, net	450	363	786	635
Fair value gains, net	382	105	789	554
Net income	832	468	1,575	1,189
Partnership’s share of net earnings	$331	$192	$610	$418
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Schedule of Financial Information of Associates
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

	Proportion of ownership interests		Carrying value
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Joint Ventures(1)	15% - 60%	15% - 65%	$21,852	$20,325
Associates	19% - 47%	21% - 47%	994	919
Total			$22,846	$21,244
(1)In the second quarter of 2026, the partnership, in an opportunistic real estate fund, acquired a 50% joint venture interest in a self-storage platform across Australia and New Zealand (“ANZ Storage”) for A$1,530 million ($1,097 million).
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets	$99,127	$92,514
Current assets	4,824	3,392
Total assets	103,951	95,906
Non-current liabilities	37,227	30,731
Current liabilities	6,040	8,042
Total liabilities	43,267	38,773
Net assets	60,684	57,133
Partnership’s share of net assets	$22,846	$21,244

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Revenue	$1,773	$1,396	$3,241	$2,726
Expenses	1,629	1,204	2,852	2,333
Income from equity accounted investments(1)	306	171	397	242
Income before fair value gains, net	450	363	786	635
Fair value gains, net	382	105	789	554
Net income	832	468	1,575	1,189
Partnership’s share of net earnings	$331	$192	$610	$418
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.